Share Capital (Stock Options) (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of options outstanding | shares	2,231,405	2,766,377
Granted (in shares) | shares	275,485	471,177
Exercised (in shares) | shares	(411,984)	(1,006,149)
Forfeited (in shares) | shares	(55,072)
Number of options outstanding | shares	2,039,834	2,231,405
Weighted average exercise price of share options outstanding (CAD$)	$ 11.37	$ 9.32
Weighted average exercise price of share options granted (CAD$)	33.59	16.07
Weighted average exercise price of share options exercised (CAD$)	10.75	7.94
Weighted average exercise price of share options expired (CAD$)	14.27
Weighted average exercise price of share options outstanding (CAD$)	14.43	11.37
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	$ 39.52	$ 22.92